12. Taxes	6 Months Ended
Jun. 30, 2020
Taxes
Taxes
12.	Taxes
12.1.	Income taxes and other taxes
Income taxes
	Current assets		Current liabilities		Non-current liabilities
	06.30.2020	12.31.2019	06.30.2020	12.31.2019	06.30.2020	12.31.2019
Taxes in Brazil
Income taxes	1,610	2,485	59	71	-	-
Income taxes - Tax settlement programs	-	-	49	57	356	504
	1,610	2,485	108	128	356	504
Taxes abroad	2	8	101	148	-	-
Total	1,612	2,493	209	276	356	504
(*) See note 20.2 for detailed information.

Other taxes
	Current assets		Non-current assets		Current liabilities		Non-current liabilities (*)
	06.30.2020	12.31.2019	06.30.2020	12.31.2019	06.30.2020	12.31.2019	06.30.2020	12.31.2019
Taxes in Brazil
Current / Non-current ICMS (VAT)	357	555	332	364	419	759	-	-
Current / Non-current PIS and COFINS	334	417	1,953	2,591	1,463	252	37	44
Claim to recover PIS and COFINS	-	-	643	820	-	-	-	-
PIS and COFINS - exclusion of ICMS (VAT tax) from the basis of calculation	3,091	-	-	-	-	-	-	-
CIDE	3	31	-	-	28	45	-	-
Production taxes	-	-	-	-	751	1,929	142	266
Withholding income taxes	-	-	-	-	47	232	-	-
Others	29	31	116	153	99	189	199	225
Total in Brazil	3,814	1,034	3,044	3,928	2,807	3,406	378	535
Taxes abroad	14	17	10	11	15	18	-	-
Total	3,828	1,051	3,054	3,939	2,822	3,424	378	535
(*) Other non-current taxes are classified as other non-current liabilities.

12.2.	Exclusion of ICMS (VAT tax) from the basis of calculation of PIS and COFINS

In June 2020, the Company obtained a favorable and definitive court decision regarding the exclusion of ICMS (VAT tax) in the basis of calculation of PIS and COFINS.

Due to the long period in which the Company paid the disputed amounts, from October 2001 to June 2020, most of it preceding the use of digital fiscal bookkeeping (SPED), the calculation of the amounts reclaimable by the Company is complex. Thus, as of June 30, 2020, the best estimate of the recovery is US$ 3,091 (R$ 16,925 million), recognized as other recoverable taxes.

Of this amount, a US$ 1,477 gain for the recovery of taxes was accounted for within other income and expenses, a US$ 1,780 gain for the inflation indexation charges within net finance income (expense), and the remaining balance within cumulative translation adjustments. In addition, the Company accounted for an US$ 83 expense as other taxes and US$ 1,079 as income taxes.

This tax recovery will be made through deductions of future amounts payable of federal taxes.

12.3.	Deferred income taxes - non-current

Income taxes in Brazil comprise corporate income tax (IRPJ) and social contribution on net income (CSLL). Brazilian statutory corporate tax rates are 25% and 9%, respectively.

The changes in the deferred income taxes are presented as follows:

Balance at January 1, 2019	2,026
Recognized in the statement of income for the year	(2,798)
Recognized in the statement of income of discontinued operation (*)	(612)
Recognized in shareholders’ equity	1,617
Cumulative translation adjustment	58
Use of tax credits	(329)
Transfers to held for sale	(276)
Others	(58)
Balance at December 31, 2019	(372)
Recognized in the statement of income for the period	3,614
Recognized in shareholders’ equity	7,286
Cumulative translation adjustment	(1,124)
Use of tax credits	8
Transfers to held for sale	7
Others	10
Balance at June 30, 2020	9,429
Deferred tax assets	1,388
Deferred tax liabilities	(1,760)
Balance at December 31, 2019	(372)
Deferred tax assets	9,579
Deferred tax liabilities	(150)
Balance at June 30, 2020	9,429

(*) Deferred income taxes on the remeasurement of the remaining interest in BR Distribuidora, as set out in note 30 to the audited consolidated financial statements as of December 31, 2019.

The Company conducts annual analysis to determine the recognition of deferred tax assets in the financial statements. Exceptionally, due to the COVID-19 pandemic and its impacts on the Company's operations, a new study was carried out based on the main assumptions update such as Brent prices and exchange rate on the Strategic Plan 2021-2025 approved by the Board of Directors. This new study confirmed the existence of future taxable profits to support the maintenance of deferred tax assets, with realization expected to occur from 2021 to 2027.

The balance of deferred tax assets increased in the first half of 2020 mainly due to the foreign exchange variation on finance debt recorded in other comprehensive income, relating to the hedge accounting, and to impairment losses.

12.4.	Reconciliation between statutory tax rate and effective tax expense rate

The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	2020	2019	2020	2019
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Net income before income taxes	(13.743)	9.305	(467)	7.818
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	4.672	(3.164)	159	(2.658)
· Tax benefits from the deduction of interest on capital distribution	-	112	-	112
· Different jurisdictional tax rates for companies abroad	(295)	702	440	514
. Brazilian income taxes on income of companies incorporated outside Brazil (*)	(495)	(83)	(236)	(30)
· Tax incentives (**)	(105)	278	38	266
· Tax loss carryforwards (unrecognized tax losses)	(206)	(94)	(231)	(16)
· Non-taxable income (non-deductible expenses), net (***)	(257)	(1.247)	(150)	(1.128)
· Others	17	47	11	(20)
Income taxes expense	3.331	(3.449)	31	(2.960)
Deferred income taxes	3.614	(1.684)	144	(1.816)
Current income taxes	(283)	(1.765)	(113)	(1.144)
Total	3.331	(3.449)	31	(2.960)

Effective tax rate of income taxes	24,2%	37,1%	6,6%	37,9%
(*) It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(**) n 2020, it includes adjustments related to the operating margin carried out by the Dutch trading company
(***) It includes results in equity-accounted investments, expenses relating to health care plan and provisions for legal proceedings.